UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-02806

Exact name of registrant as specified in charter:	Delaware Group® Cash Reserve

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2013

Item 1. Reports to Stockholders

Annual report Delaware Cash Reserve® Fund March 31, 2013 Fixed income mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Cash Reserve® Fund at delawareinvestments.com.

Manage your investments online

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Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Cash Reserve Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Table of contents
Performance summary	1
Disclosure of Fund expenses	4
Security type/sector allocation	6
Statement of net assets	7
Statement of operations	11
Statements of changes in net assets	12
Financial highlights	14
Notes to financial statements	22
Report of independent registered
public accounting firm	30
Other Fund information	31
Board of trustees/directors and
officers addendum	32
About the organization	40

Unless otherwise noted, views expressed herein are current as of March 31, 2013, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Performance summary
Delaware Cash Reserve® Fund	March 31, 2013

The performance data quoted represent past performance; past performance does not guarantee future results. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in them.

Fund performance[1,2]	Average annual total returns through March 31, 2013
	7-day yield	1 year	5 years	10 years	Lifetime
	3/31/13
Class A (Est. June 30, 1978)	0.04%	+0.09%	+0.34%	+1.56%	+5.30%
Class B (Est. May 2, 1994)
Excluding sales charge	0.04%	+0.09%	+0.18%	+1.08%	+2.23%
Including sales charge		-3.91%	-0.27%	+1.08%	+2.23%
Class C (Est. Nov. 29, 1995)
Excluding sales charge	0.04%	+0.09%	+0.18%	+1.08%	+1.90%
Including sales charge		-0.91%	+0.82%	+1.08%	+1.90%
Consultant Class
(Est. March 10, 1988)	0.04%	+0.09%	+0.29%	+1.41%	+5.13%

The 7-day yield more closely reflects the current earnings of the Fund than do the total returns.

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. The current expenses for each class are listed on the “Fund expense ratios” table on page 2. Performance would have been lower had expense limitations not been in effect.

Class A shares are available without sales charges or any 12b-1 fees.

Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets, which has been voluntarily limited to 0.00% from July 27, 2012, until such time as the waiver has been discontinued. Class B shares will automatically convert to Consultant Class shares on a quarterly basis approximately eight years after purchase. Ten-year and lifetime performance figures for Class B shares reflect conversion to Consultant Class shares after approximately eight years.

Performance summary

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets, which has been voluntarily limited to 0.00% from July 27, 2012, until such time as the waiver has been discontinued.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Consultant Class shares are sold without a sales charge and have an annual distribution fee of up to 0.30% of average daily net assets, which has been voluntarily limited to 0.00% from July 27, 2012, until such time as the waiver has been discontinued.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in them.

The “Fund performance” table does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total fund operating expenses from exceeding 0.19% of the Fund’s average daily net assets from Feb. 13, 2013, until such time as the waiver has been discontinued. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C	Consultant Class
Total annual operating expenses	0.70%	1.70%	1.70%	1.00%
(without fee waivers)
Net expenses	0.19%	0.19%	0.19%	0.19%
(including fee waivers, if any)
Type of waiver	Voluntary	Voluntary	Voluntary	Voluntary

	Nasdaq symbols	CUSIPs
Class A	DCRXX	245910104
Class B	DCBXX	245910302
Class C	DCCXX	245910401
Consultant Class	DCSXX	245910203

Disclosure of Fund expenses
For the six-month period from October 1, 2012 to March 31, 2013 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Oct. 1, 2012 to March 31, 2013.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Cash Reserve® Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	10/1/12	3/31/13	Expense Ratio	10/1/12 to 3/31/13*
Actual Fund return†
Class A	$1,000.00	$1,000.40	0.16%	$0.80
Class B	1,000.00	1,000.40	0.16%	0.80
Class C	1,000.00	1,000.40	0.16%	0.80
Consultant Class	1,000.00	1,000.40	0.16%	0.80
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,024.13	0.16%	$0.81
Class B	1,000.00	1,024.13	0.16%	0.81
Class C	1,000.00	1,024.13	0.16%	0.81
Consultant Class	1,000.00	1,024.13	0.16%	0.81

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type/sector allocation
Delaware Cash Reserve® Fund	As of March 31, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Certificates of Deposit	12.13%
Commercial Paper	69.05%
Beverages	4.04%
Colleges & Universities	16.77%
Diversified Financial Services	22.00%
Healthcare & Pharmaceuticals	4.65%
Internet	1.62%
Mortgage Bankers & Brokers	18.96%
Oil & Gas Services	1.01%
Corporate Bonds	9.84%
Banks	3.69%
Diversified Financial Services	2.66%
Healthcare & Pharmaceuticals	3.06%
Insurance	0.43%
Municipal Bonds	5.26%
Total Value of Securities	96.28%
Receivables and Other Assets Net of Liabilities	3.72%
Total Net Assets	100.00%

Statement of net assets
Delaware Cash Reserve® Fund	March 31, 2013

		Principal amount	Value
Certificates of Deposit – 12.13%
	Bank of Montreal Chicago 0.14% 4/2/13	$11,500,000	$ 11,500,000
	Bank of Nova Scotia Houston 0.18% 4/16/13	2,850,000	2,850,000
	Chase Bank USA 0.18% 6/4/13	5,000,000	5,000,000
	National Bank of Canada New York 0.58% 6/13/13	4,775,000	4,775,000
	Toronto Dominion Bank New York
	0.17% 4/25/13	900,000	900,000
	0.35% 5/16/13	5,000,000	5,000,000
Total Certificates of Deposit (cost $30,025,000)			30,025,000

Commercial Paper – 69.05%
Beverages – 4.04%
≠	Coca-Cola
	0.21% 6/4/13	5,000,000	4,998,133
	0.23% 5/14/13	5,000,000	4,998,627
			9,996,760
Colleges & Universities – 16.77%
≠	Brown University
	0.15% 5/6/13	1,000,000	999,854
	0.18% 7/16/13	2,500,000	2,498,675
≠	Cornell University
	0.16% 6/11/13	4,000,000	3,998,738
	0.17% 6/20/13	4,500,000	4,498,300
	0.20% 4/4/13	3,000,000	2,999,950
≠	Dartmouth College 0.14% 5/21/13	3,000,000	2,999,417
	Emory University 0.17% 6/3/13	5,000,000	5,000,000
≠	Leland Stanford Junior University
	0.18% 6/20/13	7,000,000	6,997,199
	0.21% 4/25/13	5,000,000	4,999,300
≠	University of Chicago 0.17% 6/17/13	1,500,000	1,499,455
≠	Yale University 0.17% 5/1/13	5,000,000	4,999,292
			41,490,180
Diversified Financial Services – 22.00%
≠	Abbey National North America 0.17% 4/1/13	11,500,000	11,499,999
≠	American Honda Finance 0.14% 4/22/13	5,000,000	4,999,592
	BMW US Capital
	0.11% 4/1/13	4,000,000	4,000,000
	≠0.13% 4/25/13	7,500,000	7,499,350
≠	CPPIB Capital 0.20% 8/22/13	7,500,000	7,494,042
≠	General Electric Capital 0.13% 4/15/13	4,275,000	4,274,784

Statement of net assets
Delaware Cash Reserve® Fund

		Principal amount	Value
Commercial Paper (continued)
Diversified Financial Services (continued)
≠	Novartis Finance 0.10% 4/2/13	$ 9,675,000	$9,674,972
≠	Toyota Motor Credit 0.24% 8/27/13	5,000,000	4,995,067
			54,437,806
Healthcare & Pharmaceuticals – 4.65%
	Merck 0.09% 4/1/13	11,500,000	11,500,000
			11,500,000
Internet – 1.62%
≠	Google 0.17% 6/11/13	4,000,000	3,998,659
			3,998,659
Mortgage Bankers & Brokers – 18.96%
	Bank of Nova Scotia New York
	0.08% 4/1/13	3,650,000	3,650,000
	≠0.18% 5/6/13	5,000,000	4,999,125
	BNP Paribas Finance 0.13% 4/1/13	11,500,000	11,500,000
≠	Credit Suisse New York 0.19% 5/28/13	7,500,000	7,497,743
≠	DnB Bank 0.09% 4/3/13	11,500,000	11,499,943
≠	Standard Chartered Bank
	0.19% 5/6/13	2,750,000	2,749,492
	0.20% 5/14/13	5,000,000	4,998,806
			46,895,109
Oil & Gas Services – 1.01%
≠	Baker Hughes 0.17% 4/11/13	2,500,000	2,499,882
			2,499,882
Total Commercial Paper (cost $170,818,396)			170,818,396

Corporate Bonds – 9.84%
Banks – 3.69%
#	National Australia Bank 144A 5.35% 6/12/13	4,000,000	4,036,435
•	Toronto Dominion Bank New York 0.294% 5/30/13	1,500,000	1,500,176
	Wachovia 4.875% 2/15/14	1,000,000	1,037,837
	Wells Fargo 4.95% 10/16/13	2,500,000	2,559,688
			9,134,136
Diversified Financial Services – 2.66%
#•	American Honda Finance 144A 0.448% 5/2/13	1,000,000	1,000,000
	General Electric Capital 5.40% 9/20/13	3,000,000	3,070,064
•	Toyota Motor Credit 0.381% 7/25/13	2,500,000	2,500,000
			6,570,064

	Principal amount	Value
Corporate Bonds (continued)
Healthcare & Pharmaceuticals – 3.06%
GlaxoSmithKline 4.85% 5/15/13	$3,000,000	$3,015,687
Wyeth 5.50% 2/1/14	4,368,000	4,555,639
		7,571,326
Insurance – 0.43%
# New York Life Global Funding 144A 4.65% 5/9/13	1,056,000	1,060,730
		1,060,730
Total Corporate Bonds (cost $24,336,256)		24,336,256

Municipal Bonds – 5.26%
• New York State Housing Finance Agency (Broadway)
Series B 0.16% 5/1/44	2,000,000	2,000,000
Orange County, California Pension Obligation Series A
0.58% 8/1/13	1,750,000	1,750,000
0.61% 11/1/13	5,750,000	5,750,000
State of California Revenue Anticipation Notes
Series A1 2.50% 6/20/13	3,500,000	3,515,823
Total Municipal Bonds (cost $13,015,823)		13,015,823

Total Value of Securities – 96.28%
(cost $238,195,475)©		238,195,475
Receivables and Other Assets
Net of Liabilities – 3.72%		9,194,769
Net Assets Applicable to 247,721,741
Shares Outstanding – 100.00%		$247,390,244

Net Asset Value – Delaware Cash Reserve Fund
Class A ($229,808,984 / 230,116,055 Shares)		$1.00
Net Asset Value – Delaware Cash Reserve Fund
Class B ($836,784 / 838,095 Shares)		$1.00
Net Asset Value – Delaware Cash Reserve Fund
Class C ($9,544,592 / 9,558,118 Shares)		$1.00
Net Asset Value – Delaware Cash Reserve Fund
Consultant Class ($7,199,884 / 7,209,473 Shares)		$1.00

Statement of net assets
Delaware Cash Reserve® Fund

Components of Net Assets at March 31, 2013:
Shares of beneficial interest (unlimited authorization – no par)	$247,390,955
Undistributed net investment income	919
Accumulated net realized loss on investments	(1,630)
Total net assets	$247,390,244

≠	The rate shown is the effective yield at the time of purchase.
•	Variable rate security. The rate shown is the rate as of March 31, 2013. Interest rates reset periodically.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2013, the aggregate value of Rule 144A securities was $6,097,165, which represented 2.46% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
©	Also the cost for federal income tax purposes.

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Cash Reserve® Fund	Year Ended March 31, 2013

Investment Income:
Interest		$617,983

Expenses:
Management fees	$1,173,548
Dividend and disbursing and transfer agent fees and expenses	254,849
Distribution expenses – Class B	13,055
Distribution expenses – Class C	112,661
Distribution expenses – Consultant Class	22,596
Accounting and administration expenses	101,374
Registration fees	78,329
Legal fees	48,704
Reports and statements to shareholders	39,800
Dues and services	33,217
Audit and tax	20,837
Trustees’ fees	11,668
Custodian fees	8,702
Insurance fees	5,211
Pricing fees	3,333
Consulting fees	2,813
Trustees’ expenses	816	1,931,513
Less expenses waived		(1,400,186)
Less waived distribution expenses – Class B		(13,055)
Less waived distribution expenses – Class C		(112,661)
Less waived distribution expenses – Consultant Class		(22,596)
Less expense paid indirectly		(579)
Total operating expenses		382,436
Net Investment Income		235,547

Net Realized Loss on Investments		(1,630)

Net Increase in Net Assets Resulting from Operations		$233,917

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Cash Reserve® Fund

	Year Ended
	3/31/13	3/31/12
Increase (Decrease) in Net Assets from Operations:
Net investment income	$235,547	$165,449
Net realized loss	(1,630)	—
Net increase in net assets resulting from operations	233,917	165,449

Dividends to Shareholders from:
Net investment income:
Class A	(217,248)	(151,715)
Class B	(1,205)	(1,307)
Class C	(10,309)	(7,041)
Consultant Class	(6,785)	(4,467)
	(235,547)	(164,530)

Capital Share Transactions:
Proceeds from shares sold:
Class A	123,289,242	139,886,835
Class B	336,380	630,012
Class C	10,598,540	13,334,764
Consultant Class	2,387,130	2,613,337

Net asset value of shares issued upon reinvestment
of dividends:
Class A	215,858	144,632
Class B	1,145	1,067
Class C	9,814	6,435
Consultant Class	6,663	4,231
	136,844,772	156,621,313

	Year Ended
	3/31/13	3/31/12
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(152,109,618)	$(161,291,087)
Class B	(1,233,065)	(1,807,681)
Class C	(12,532,631)	(13,790,145)
Consultant Class	(3,239,674)	(2,882,684)
	(169,114,988)	(179,771,597)
Decrease in net assets derived from
capital share transactions	(32,270,216)	(23,150,284)
Net Decrease in Net Assets	(32,271,846)	(23,149,365)

Net Assets:
Beginning of year	279,662,090	302,811,455
End of year (including undistributed net
investment income of $919 and $919, respectively)	$247,390,244	$279,662,090

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Cash Reserve® Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income
Total from investment operations

Less dividends from:
Net investment income
Total dividends

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived

[1] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
3/31/13	3/31/12	3/31/11	3/31/10	3/31/09
$1.000	$1.000	$1.000	$1.000	$1.000

0.001	0.001	0.001	0.001	0.014
0.001	0.001	0.001	0.001	0.014

(0.001)	(0.001)	(0.001)	(0.001)	(0.014)
(0.001)	(0.001)	(0.001)	(0.001)	(0.014)

$1.000	$1.000	$1.000	$1.000	$1.000

0.09%	0.06%	0.05%	0.09%	1.42%

$229,809	$258,416	$279,675	$288,112	$432,133
0.15%	0.16%	0.26%	0.63%	0.66%

0.69%	0.70%	0.76%	0.72%	0.69%
0.09%	0.06%	0.05%	0.09%	1.42%

(0.45% )	(0.48% )	(0.45% )	0.00%	1.39%

Financial highlights
Delaware Cash Reserve® Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income
Total from investment operations

Less dividends from:
Net investment income
Total dividends

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived

[1] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
3/31/13	3/31/12	3/31/11	3/31/10	3/31/09
$1.000	$1.000	$1.000	$1.000	$1.000

0.001	0.001	0.001	0.001	0.006
0.001	0.001	0.001	0.001	0.006

(0.001)	(0.001)	(0.001)	(0.001)	(0.006)
(0.001)	(0.001)	(0.001)	(0.001)	(0.006)

$1.000	$1.000	$1.000	$1.000	$1.000

0.09%	0.06%	0.05%	0.09%	0.60%

$837	$1,729	$2,905	$4,444	$9,486
0.15%	0.16%	0.26%	0.63%	1.45%

1.69%	1.70%	1.76%	1.72%	1.69%
0.09%	0.06%	0.05%	0.09%	0.63%

(1.45% )	(1.48% )	(1.45% )	(1.00% )	0.39%

Financial highlights
Delaware Cash Reserve® Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income
Total from investment operations

Less dividends from:
Net investment income
Total dividends

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived

[1] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
3/31/13	3/31/12	3/31/11	3/31/10	3/31/09
$1.000	$1.000	$1.000	$1.000	$1.000

0.001	0.001	0.001	0.001	0.006
0.001	0.001	0.001	0.001	0.006

(0.001)	(0.001)	(0.001)	(0.001)	(0.006)
(0.001)	(0.001)	(0.001)	(0.001)	(0.006)

$1.000	$1.000	$1.000	$1.000	$1.000

0.09%	0.06%	0.05%	0.09%	0.60%

$9,544	$11,472	$11,921	$9,149	$15,317
0.15%	0.16%	0.26%	0.63%	1.45%

1.69%	1.70%	1.76%	1.72%	1.69%
0.09%	0.06%	0.05%	0.09%	0.63%

(1.45% )	(1.48% )	(1.45% )	(1.00% )	0.39%

Financial highlights
Delaware Cash Reserve® Fund Consultant Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income
Total from investment operations

Less dividends from:
Net investment income
Total dividends

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
3/31/13	3/31/12	3/31/11	3/31/10	3/31/09
$1.000	$1.000	$1.000	$1.000	$1.000

0.001	0.001	0.001	0.001	0.012
0.001	0.001	0.001	0.001	0.012

(0.001)	(0.001)	(0.001)	(0.001)	(0.012)
(0.001)	(0.001)	(0.001)	(0.001)	(0.012)

$1.000	$1.000	$1.000	$1.000	$1.000

0.09%	0.06%	0.05%	0.09%	1.19%

$7,200	$8,045	$8,310	$10,187	$14,006
0.15%	0.16%	0.26%	0.63%	0.89%

0.99%	1.00%	1.06%	1.02%	0.99%
0.09%	0.06%	0.05%	0.09%	1.19%

(0.75% )	(0.78% )	(0.75% )	(0.30% )	1.09%

Notes to financial statements
Delaware Cash Reserve® Fund	March 31, 2013

Delaware Group® Cash Reserve (Trust) is organized as a Delaware statutory trust and offers one series, the Delaware Cash Reserve Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C and Consultant Class shares. Class A and Consultant Class shares are not subject to a sales charge. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a contingent deferred sales charge (CDSC) that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Consultant Class shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months.

The investment objective of the Fund is to seek to provide maximum current income, while preserving principal and maintaining liquidity.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (March 31, 2010 – March 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended March 31, 2013.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended March 31, 2013, the Fund earned $579 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.45% on the first $500 million of average daily net assets of the Fund, 0.40% on the next $500 million, 0.35% on the next $1.5 billion, and 0.30% on average daily net assets in excess of $2.5 billion.

Effective Feb. 13, 2013, DMC has voluntarily agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses and certain other expenses), do not exceed 0.19% of average daily net assets of the Fund until such time as the waiver is discontinued. Prior to Feb. 13, 2013, DMC had voluntarily agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses and certain other expenses) did not exceed 0.14% of average daily net assets of the Fund. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board of Trustees (Board) and DMC. These expense waivers may be discontinued at any time because they are voluntary, and apply only to expenses paid directly by the Fund.

Notes to financial statements
Delaware Cash Reserve® Fund

2. Investment Management, Administration Agreements and Other Transactions
with Affiliates (continued)

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the year ended March 31, 2013, the Fund was charged $12,696 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Fund. The Fund pays DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Consultant Class shares and 1.00% of the average daily net assets of the Class B and C shares. Class A shares pay no distribution and service expenses. DDLP has elected to waive distribution and service fees to 0.00% of average daily net assets for Class B, Class C and Consultant Class shares. These waivers may be discontinued at any time because they are voluntary.

At March 31, 2013, the Fund had receivables due from or liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$10,440
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	5,573
Other expenses payable to DMC and affiliates*	3,685

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the year ended March 31, 2013, the Fund was charged $ 6,585 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the year ended March 31, 2013, DDLP received gross CDSC commissions of $ 22,814, $ 404 and $1,263 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

Notes to financial statements
Delaware Cash Reserve® Fund

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2013:

Level 2
Corporate Bonds	$24,336,256
Municipal Bonds	13,015,823
Short-Term Investments	200,843,396
Total	$238,195,475

During the year ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend Information

Income distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends paid during the years ended March 31, 2013 and 2012 was as follows:

	Year Ended
	3/31/13	3/31/12
Ordinary income	$235,547	$164,530

5. Components of Net Assets on a Tax Basis

As of March 31, 2013, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$247,390,955
Undistributed ordinary income	3,084
Capital loss carryforwards	(1,630)
Dividends payable	(2,165)
Net assets	$247,390,244

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the Act are as follows:

Loss carryforward character
Short-term	Long-term
$1,630	$ —

6. Capital Shares

Transactions in capital shares were as follows:

	Year Ended
	3/31/13	3/31/12
Shares sold:
Class A	123,289,242	139,886,835
Class B	336,380	630,012
Class C	10,598,540	13,334,764
Consultant Class	2,387,130	2,613,337

Shares issued upon reinvestment of dividends:
Class A	215,858	144,632
Class B	1,145	1,067
Class C	9,814	6,435
Consultant Class	6,663	4,231
	136,844,772	156,621,313
Shares redeemed:
Class A	(152,109,603)	(161,291,087)
Class B	(1,233,065)	(1,807,681)
Class C	(12,532,631)	(13,790,145)
Consultant Class	(3,239,674)	(2,882,684)
	(169,114,973)	(179,771,597)
Net decrease	(32,270,201)	(23,150,284)

For the years ended March 31, 2013 and 2012, 389,265 Class B shares were converted to 389,271 Consultant Class shares valued at $389,271 and 508,557 Class B shares were converted to 508,557 Consultant Class shares valued at $508,557, respectively. The respective amounts are included in Class B redemptions and Consultant Class subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility.

Notes to financial statements
Delaware Cash Reserve® Fund

7. Line of Credit (continued)

The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any under the line of credit. The line of credit available under the agreement expired on Nov. 13, 2012.

On Nov. 13, 2012, the Fund, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 12, 2013. The Fund had no amounts outstanding as of March 31, 2013 or at any time during the year then ended.

8. Credit and Market Risks

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Certain obligations held by the Fund may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended (Act), and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 10% limit on investments in illiquid securities. As of March 31, 2013, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. As of March 31, 2013, there were no Section 4(2) securities. Rule 144A securities have been identified on the statement of net assets.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to March 31, 2013 that would require recognition or disclosure in the Fund’s financial statements.

Report of independent registered public accounting firm

To the Board of Trustees of Delaware Group® Cash Reserve
and the Shareholders of Delaware Cash Reserve® Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Cash Reserve Fund (constituting Delaware Group Cash Reserve, hereafter referred to as the “Fund”) at March 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2013 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for each of the two years in the period ended March 31, 2010 were audited by other independent accountants whose report dated May 19, 2010 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 21, 2013

Other Fund information
(Unaudited)
Delaware Cash Reserve® Fund

Tax Information (Unaudited)

The information set forth below is for the Fund’s fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring designation, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended March 31, 2013, the Fund designates distributions paid during the year as follows:

(A) Ordinary Income Distributions (Tax Basis)	100%
Total Distributions (Tax Basis)	100%

(A) is based on a percentage of the Fund’s total distributions.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees

Patrick P. Coyne[1]	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

Independent Trustees

Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947

Joseph W. Chow	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
January 1953

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	70	Director and Audit
various executive capacities		Committee Member
at different times at		Kaydon Corp.
Delaware Investments.[2]
Board of Governors Member
Investment Company
Institute (ICI)

Private Investor	70	Director
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)
(2007–2011)

Executive Vice President	70	Director and Audit Committee
(Emerging Economies Strategies,		Member — Hercules
Risk and Corporate Administration)		Technology Growth
State Street Corporation		Capital, Inc.
(July 2004–March 2011)

President	70	Board of Governors Member —
Drexel University		NASDAQ OMX PHLX LLC
(August 2010–Present)
Director and Audit
President		Committee Member
Franklin & Marshall College		Community Health Systems
(July 2002–July 2010)
Director — Ecore
International
(2009–2010)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

Thomas K. Whitford	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
March 1956

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Managing Director	70	None
Anthony Knerr & Associates
(Strategic Consulting)
(1990–Present)

Private Investor	70	None
(2004–Present)

Chief Executive Officer —	70	Trust Manager and
Banco Itaú Europa		Audit Committee
International		Member — Camden
(April 2012–Present)		Property Trust

Executive Advisor to Dean
(August 2011–March 2012)
and Interim Dean
(January 2011–July 2011) —
University of Miami School of
Business Administration

President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)

Vice Chairman	70	None
(2010–April 2013)
Chief Administrative
Officer (2008–2010)
and Executive Vice
President and Chief
Administrative Officer
(2007–2009) —
PNC Financial
Services Group

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Vice President and Treasurer	70	Director, Audit
(January 2006–July 2012)		Committee Member and
Vice President — Mergers & Acquisitions		Investment Committee
(January 2003–January 2006), and		Member
Vice President and Treasurer		Okabena Company
(July 1995–January 2003)
3M Corporation		Chair — 3M
Investment Management
Company
(2005–2012)

Founder	70	Director and Compensation
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)
Director — P/E Investments
Founder
P/E Investments
(Hedge Fund)
(September 1996–Present)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers

David F. Connor	Vice President,	Vice President since
2005 Market Street	Deputy General	September 2000
Philadelphia, PA 19103	Counsel, and Secretary	and Secretary since
December 1963		October 2005

Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 2007
Philadelphia, PA 19103
October 1972

David P. O’Connor	Executive Vice President,	Executive Vice President
2005 Market Street	General Counsel	since February 2012;
Philadelphia, PA 19103	and Chief Legal Officer	Senior Vice President
February 1966		October 2005–
February 2012;
General Counsel and
Chief Legal Officer
since October 2005

Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	70	None[3]
Vice President and Deputy
General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	70	None[3]
in various capacities at
different times at
Delaware Investments.

David P. O’Connor has served in	70	None[3]
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	70	None[3]
various executive capacities
at different times at
Delaware Investments.

3 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Brookline, MA

John A. Fry
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing
Director
Anthony Knerr &
Associates
New York, NY

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services Group
Pittsburgh, PA

Janet L. Yeomans
Former Vice President and
Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware Cash Reserve® Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

     The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Investments Internet Web site at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

     The registrant’s Board of Trustees/Directors has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

     a. An understanding of generally accepted accounting principles and financial statements;

     b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

     c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

     d. An understanding of internal controls and procedures for financial reporting; and

     e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

     a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

     b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

     c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

     d. Other relevant experience.

     The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

     The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

     Thomas L. Bennett1
     John A. Fry
     Frances A. Sevilla-Sacasa
     Janet L. Yeomans

Item 4. Principal Accountant Fees and Services

     (a) Audit fees.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $22,190 for the fiscal year ended March 31, 2013.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $17,434 for the fiscal year ended March 31, 2012.

____________________

1 The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on “other relevant experience.” The Board of Trustees/Directors has determined that Mr. Bennett qualifies as an audit committee financial expert by virtue of: his education and Chartered Financial Analyst designation; his experience as a credit analyst, portfolio manager and the manager of other credit analysts and portfolio managers; and his prior service on the audit committees of public companies.

     (b) Audit-related fees.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended March 31, 2013.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $565,000 for the registrant’s fiscal year ended March 31, 2013. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended March 31, 2012.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $416,500 for the registrant’s fiscal year ended March 31, 2012. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures; reporting up and subsidiary statutory audits.

     (c) Tax fees.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $3,410 for the fiscal year ended March 31, 2013. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2013.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $3,350 for the fiscal year ended March 31, 2012. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2012.

     (d) All other fees.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended March 31, 2013.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2013.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended March 31, 2012.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $25,000 for the registrant’s fiscal year ended March 31, 2012. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These other services were as follows: attest examination of management's assertion to the controls in place at the transfer agent to be in compliance with Rule 17ad-13(a)(3) of the Securities Exchange Act of 1934.

     (e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $40,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

     Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

     The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $10,584,953 and $10,901,705 for the registrant’s fiscal years ended March 31, 2013 and March 31, 2012, respectively.

     (h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP® CASH RESERVE

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	June 5, 2013

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	June 5, 2013

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	June 5, 2013